Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Feb. 29, 2024	Feb. 28, 2024 USD ($) share $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
At each February meeting, it is the CMDC’s long-standing practice to approve the granting of annual equity awards for the then-current fiscal year, with the grant date generally being the third trading day after the release of the Company’s annual report on Form 10-K. Other than grants made in connection with hiring, promotions, or to replace certain new hire grants once they vest and/or are exercised, equity awards are granted to NEOs at the same time that equity awards are granted to all other employees who are eligible for such awards. The Company may change these practices in the future. Options are granted with an exercise price equal to the average of the high and low trading prices of our Common Stock on the grant date. In 2024, the CMDC did not take into account material nonpublic information when determining the timing and terms of equity awards, and we did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. See “Certain Equity Award Grants” for additional information.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	At each February meeting, it is the CMDC’s long-standing practice to approve the granting of annual equity awards for the then-current fiscal year, with the grant date generally being the third trading day after the release of the Company’s annual report on Form 10-K. Other than grants made in connection with hiring, promotions, or to replace certain new hire grants once they vest and/or are exercised, equity awards are granted to NEOs at the same time that equity awards are granted to all other employees who are eligible for such awards. The Company may change these practices in the future. Options are granted with an exercise price equal to the average of the high and low trading prices of our Common Stock on the grant date
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

Name	Grant Date	Number of Securities Underlying the Award (#)	Exercise price of the award ($/Sh)	Grant Date Fair Value of the Award ($)
Percentage Change in the Closing Market Price of the Securities Underlying the Award between the Trading Day Ending Immediately Prior to the Disclosure of Material Nonpublic Information and the Trading Day Beginning Immediately Following the Disclosure of Material Nonpublic
Information(1)

(a)	(b)	(c)	(d)	(e)	(f)
Lori J. Ryerkerk	2/28/2024	59,430	149.09	3,037,467	2%, 3%
Scott A. Richardson	2/28/2024	20,543	149.09	1,049,953	2%, 3%
Chuck B. Kyrish	2/28/2024	8,804	149.09	449,972	2%, 3%
Thomas F. Kelly	2/28/2024	9,978	149.09	509,976	2%, 3%
Mark C. Murray	2/28/2024	8,804	149.09	449,972	2%, 3%
(1)The Company filed one current report on Form 8-K on February 28, 2024, and one current report on Form 8-K on February 29, 2024. The percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information for each of these current reports on Form 8-K was 2% and 3%, respectively.

Lori J. Ryerkerk [Member]
Awards Close in Time to MNPI Disclosures
Name			Lori J. Ryerkerk
Underlying Securities | share			59,430
Exercise Price | $ / shares			$ 149.09
Fair Value as of Grant Date | $			$ 3,037,467
Underlying Security Market Price Change		0.03	0.02
Scott A. Richardson [Member]
Awards Close in Time to MNPI Disclosures
Name			Scott A. Richardson
Underlying Securities | share			20,543
Exercise Price | $ / shares			$ 149.09
Fair Value as of Grant Date | $			$ 1,049,953
Underlying Security Market Price Change		0.03	0.02
Chuck B. Kyrish [Member]
Awards Close in Time to MNPI Disclosures
Name			Chuck B. Kyrish
Underlying Securities | share			8,804
Exercise Price | $ / shares			$ 149.09
Fair Value as of Grant Date | $			$ 449,972
Underlying Security Market Price Change		0.03	0.02
Thomas F. Kelly [Member]
Awards Close in Time to MNPI Disclosures
Name			Thomas F. Kelly
Underlying Securities | share			9,978
Exercise Price | $ / shares			$ 149.09
Fair Value as of Grant Date | $			$ 509,976
Underlying Security Market Price Change		0.03	0.02
Mark C. Murray [Member]
Awards Close in Time to MNPI Disclosures
Name			Mark C. Murray
Underlying Securities | share			8,804
Exercise Price | $ / shares			$ 149.09
Fair Value as of Grant Date | $			$ 449,972
Underlying Security Market Price Change		0.03	0.02